UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WHG LARGECAP VALUE FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%

	Shares	Value
CONSUMER DISCRETIONARY — 8.9%
CBS, Cl B	90,800	$2,485,196
Comcast, Cl A	202,700	4,868,854
General Motors *	152,900	4,232,272
Wal-Mart Stores	88,700	4,675,377
Walt Disney	121,500	4,692,330

		20,954,029

CONSUMER STAPLES — 5.1%
CVS Caremark	132,500	4,816,375
Philip Morris International	70,000	4,981,900
Sysco	74,800	2,288,132

		12,086,407

ENERGY — 14.4%
Anadarko Petroleum	64,700	5,341,632
Apache	40,900	5,060,148
Chevron	45,300	4,712,106
EQT	81,100	5,148,228
Exxon Mobil	55,900	4,460,261
Newfield Exploration *	69,700	4,699,174
Occidental Petroleum	45,000	4,418,100

		33,839,649

FINANCIAL SERVICES — 20.7%
ACE	73,600	4,929,728
AFLAC	104,000	4,790,240
Allstate	74,900	2,076,228
Ameriprise Financial	37,500	2,028,750
Bank of America	470,900	4,572,439
CIT Group *	56,100	2,229,414
Franklin Resources	37,600	4,773,696
JPMorgan Chase	175,800	7,111,110
MetLife	171,500	7,067,515
Travelers	40,300	2,221,739
Wells Fargo	248,600	6,945,884

		48,746,743

HEALTH CARE — 13.8%
Abbott Laboratories	89,000	4,567,480
Bristol-Myers Squibb	92,400	2,648,184
Covidien	88,500	4,494,915
Johnson & Johnson	106,400	6,893,656
Merck	64,800	2,211,624
Pfizer	360,500	6,936,020
Teva Pharmaceutical Industries ADR	102,500	4,780,600

		32,532,479

MATERIALS & PROCESSING — 4.1%
Dow Chemical	140,500	4,899,235
EI Du Pont de Nemours	94,000	4,833,480

		9,732,715

PRODUCER DURABLES — 10.7%
Boeing	69,000	4,862,430
Deere	30,500	2,394,555
General Dynamics	30,400	2,071,456
Honeywell International	81,600	4,332,960
ITT	84,100	4,485,894
Raytheon	48,700	2,178,351
Union Pacific	48,400	4,960,032

		25,285,678

TECHNOLOGY — 10.1%
Corning	125,100	1,990,341
Dell *	306,800	4,982,432
Intel	207,800	4,640,174
International Business Machines	13,000	2,364,050
Microsoft	183,900	5,038,860
TE Connectivity	136,300	4,692,809

		23,708,666

UTILITIES — 9.0%
American Electric Power	128,600	4,740,196
AT&T	237,400	6,946,324
Dominion Resources	107,200	5,193,840
Sempra Energy	88,000	4,460,720

		21,341,080

Total Common Stock (Cost $191,796,456)		228,227,446

SHORT-TERM INVESTMENT — 3.5%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (A) (Cost $8,254,343)	8,254,343	8,254,343

Total Investments— 100.3% (Cost $200,050,799)†		$236,481,789

Percentages are based upon Net Assets of $235,793,189

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	WHG LARGECAP VALUE FUND
JULY 31, 2011 (Unaudited)

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $200,050,799, and the unrealized appreciation and depreciation were $42,195,908 and $(5,764,918), respectively.
As of July 31, 2011, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.
For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
WHG-QH-007-1000

THE ADVISORS’ INNER CIRCLE FUND	WHG SMIDCAP FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%

	Shares	Value
CONSUMER DISCRETIONARY — 16.8%
BJ’s Wholesale Club *	91,200	$4,591,920
BorgWarner *	111,400	8,869,668
Brinker International	389,072	9,345,509
Kirkland’s *	140,549	1,516,524
Lear	191,676	9,392,124
PetSmart	101,500	4,366,530
Signet Jewelers *	198,357	8,497,614
Tupperware Brands	146,500	9,154,785
Universal Technical Institute *	222,754	3,853,644
Visteon *	174,962	10,970,118
WMS Industries *	144,842	3,993,294

		74,551,730

CONSUMER STAPLES — 4.4%
Dr. Pepper Snapple Group	127,155	4,801,373
JM Smucker	130,151	10,141,366
Molson Coors Brewing, Cl B	98,800	4,450,940

		19,393,679

ENERGY — 8.9%
Cabot Oil & Gas	116,831	8,654,841
Chesapeake Midstream Partners LP (A)	173,538	4,793,120
Cloud Peak Energy *	235,531	5,252,341
Plains Exploration & Production *	278,100	10,848,681
Swift Energy *	265,174	10,103,129

		39,652,112

FINANCIAL SERVICES — 21.3%
Aspen Insurance Holdings	330,425	8,558,007
Axis Capital Holdings	267,926	8,538,802
BankUnited	347,790	8,663,449
East West Bancorp	559,494	10,384,209
First Financial Bancorp	385,627	6,173,888
First Niagara Financial Group	745,845	9,136,601
HCC Insurance Holdings	275,400	8,297,802
Lazard, Cl A (A)	247,571	8,318,386
Nara Bancorp *	303,975	2,440,919
Safety Insurance Group	91,338	3,708,323
SVB Financial Group *	76,836	4,688,533
Transatlantic Holdings	96,166	4,924,661
Willis Group Holdings	115,079	4,711,334
Wintrust Financial	176,422	6,030,104

		94,575,018

HEALTH CARE — 7.1%
CareFusion *	406,340	10,723,313
DENTSPLY International	117,886	4,466,700
Hologic *	450,844	8,372,173
Orthofix International NV *	76,932	3,248,838
Universal Health Services, Cl B	98,390	4,884,080

		31,695,104

MATERIALS & PROCESSING — 11.7%
Airgas	71,700	4,925,790
Albemarle	80,596	5,366,081
Aptargroup	187,973	9,596,022
Cabot Microelectronics *	92,460	3,577,277
Eastman Chemical	48,149	4,650,712
Kraton Performance Polymers *	243,967	8,807,209
Packaging Corp of America	163,900	4,371,213
Temple-Inland	76,600	2,299,532
Timken	190,862	8,334,944

		51,928,780

PRODUCER DURABLES — 11.0%
AGCO *	98,777	4,684,005
Foster Wheeler *	383,919	10,404,205
Gardner Denver	63,130	5,384,358
Harsco	321,528	8,813,082
Navistar International *	176,432	9,052,726
TMS International, Cl A *	132,900	1,645,302
URS *	213,946	8,735,415

		48,719,093

REAL ESTATE INVESTMENT TRUSTS — 3.2%
Digital Realty Trust	159,950	9,790,539
Washington Real Estate Investment Trust	138,579	4,437,300

		14,227,839

TECHNOLOGY — 10.2%
CACI International, Cl A *	75,031	4,432,832
Global Payments	237,664	11,267,650
Motorola Mobility Holdings *	444,136	9,939,763
Veeco Instruments *	210,809	8,388,090
Western Digital *	337,900	11,644,034

		45,672,369

UTILITIES — 3.2%
DTE Energy	96,500	4,809,560
Wisconsin Energy	301,600	9,244,040

		14,053,600

Total Common Stock (Cost $377,271,417)		434,469,324

SHORT-TERM INVESTMENT — 1.6%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (B) (Cost $7,002,678)	7,002,678	7,002,678

Total Investments— 99.4% (Cost $384,274,095)†		$441,472,002

THE ADVISORS’ INNER CIRCLE FUND	WHG SMIDCAP FUND
JULY 31, 2011 (Unaudited)
Percentages are based upon Net Assets of $444,061,904.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnership. At July 31, 2011, these securities amounted to $13,111,506 or 3.0% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2011.

Cl — Class

LP — Limited Partnership

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $384,274,095, and the unrealized appreciation and depreciation were $73,790,463 and $(16,592,556), respectively.
As of July 31, 2011, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.
For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
WHG-QH-006-1000

THE ADVISORS’ INNER CIRCLE FUND	WHG SMIDCAP PLUS FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%

	Shares	Value
CONSUMER DISCRETIONARY — 16.6%
BJ’s Wholesale Club *	2,100	$105,735
BorgWarner *	2,600	207,012
Brinker International	9,000	216,180
Lear	4,300	210,700
PetSmart	4,700	202,194
Signet Jewelers *	4,600	197,064
Tupperware Brands	3,400	212,466
Visteon *	4,400	275,880
WMS Industries *	3,400	93,738

		1,720,969

CONSUMER STAPLES — 6.1%
Dr. Pepper Snapple Group	5,200	196,352
JM Smucker	2,800	218,176
Molson Coors Brewing, Cl B	4,700	211,735

		626,263

ENERGY — 8.4%
Cabot Oil & Gas	2,700	200,016
Chesapeake Midstream Partners LP (A)	4,100	113,242
Newfield Exploration *	3,100	209,002
Plains Exploration & Production *	6,000	234,060
Rowan *	2,800	109,676

		865.996

FINANCIAL SERVICES — 17.8%
Aspen Insurance Holdings	3,900	101,010
Axis Capital Holdings	6,600	210,342
BankUnited	8,200	204,262
Commerce Bancshares	2,500	102,275
East West Bancorp	14,500	269,120
First Niagara Financial Group	19,300	236,425
HCC Insurance Holdings	6,700	201,871
Invesco	4,400	97,592
Lazard, Cl A (A)	5,800	194,880
Transatlantic Holdings	2,300	117,783
Willis Group Holdings	2,700	110,538

		1,846,098

HEALTH CARE — 9.2%
Boston Scientific *	15,800	113,128
CareFusion *	9,400	248,066
DENTSPLY International	2,700	102,303
Hologic *	10,300	191,271
Laboratory Corp of America Holdings *	2,200	199,672
Universal Health Services, Cl B	2,000	99,280

		953,720

MATERIALS & PROCESSING — 10.8%
Airgas	3,200	219,840
Albemarle	1,600	106,528
Aptargroup	4,100	209,305
Eastman Chemical	1,000	96,590
Packaging Corp of America	3,800	101,346
Republic Services, Cl A	6,600	191,598
Timken	4,300	187,781

		1,112,988

PRODUCER DURABLES — 10.4%
AGCO *	2,300	109,066
Foster Wheeler *	8,900	241,190
Gardner Denver	1,300	110,877
Harsco	7,400	202,834
Navistar International *	4,100	210,371
URS *	5,000	204,150

		1,078,488

REAL ESTATE INVESTMENT TRUSTS — 6.1%
Camden Property Trust	1,700	114,019
Digital Realty Trust	3,400	208,114
Liberty Property Trust	3,100	105,276
Mack-Cali Realty	3,200	106,464
Washington Real Estate Investment Trust	3,200	102,464

		636,337

TECHNOLOGY — 11.0%
Amphenol, Cl A	2,000	97,780
CA	4,700	104,810
Global Payments	5,100	241,791
Motorola Mobility Holdings *	10,500	234,990
Veeco Instruments *	4,900	194,971
Western Digital *	7,800	268,788

		1,143,130

UTILITIES — 3.1%
DTE Energy	2,100	104,664
Wisconsin Energy	6,900	211,485

		316,149

Total Common Stock (Cost $10,786,410)		10,300,138

Total Investments— 99.5% (Cost $10,786,410)†		$10,300,138

THE ADVISORS’ INNER CIRCLE FUND	WHG SMIDCAP PLUS FUND
JULY 31, 2011 (Unaudited)
Percentages are based upon Net Assets of $10,350,966.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnership. At July 31, 2011, these securities amounted to $308,122 or 3.0% of Net Assets.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $10,786,410, and the unrealized appreciation and depreciation were $198,963 and $(685,235), respectively.

Cl — Class

LP — Limited Partnership
As of July 31, 2011, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.
For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.
WHG-QH-011-0100

THE ADVISORS’ INNER CIRCLE FUND	WHG SMALLCAP VALUE FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 87.3%

	Shares	Value
CONSUMER DISCRETIONARY — 9.3%
Brinker International	27,500	$660,550
Kirkland’s *	49,208	530,954
Papa John’s International *	11,100	346,431
Rent-A-Center, Cl A	25,500	689,775
Saks *	65,600	704,544
Wolverine World Wide	17,900	677,873

		3,610,127

CONSUMER STAPLES — 0.9%
Spartan Stores	18,700	330,242

ENERGY — 10.4%
Cloud Peak Energy *	34,500	769,350
Gastar Exploration *	105,100	499,225
Georesources *	12,900	329,208
Matrix Service *	55,335	771,370
Petroleum Development *	17,900	650,128
Pioneer Drilling *	20,800	338,416
Swift Energy *	8,500	323,850
Warren Resources *	84,567	344,188

		4,025,735

FINANCIAL SERVICES — 19.6%
AMERISAFE *	30,800	662,508
Bancfirst	9,100	347,074
Calamos Asset Management, Cl A	50,200	683,724
Center Financial *	26,000	160,160
Chemical Financial	37,350	708,529
Columbia Banking System	41,300	727,293
Employers Holdings	23,100	343,266
First Citizens BancShares, Cl A	3,500	630,420
First Financial Bancorp	42,800	685,228
Infinity Property & Casualty	6,549	331,838
Knight Capital Group, Cl A *	64,400	728,364
Nara Bancorp *	20,100	161,403
Safety Insurance Group	7,900	320,740
SVB Financial Group *	5,800	353,916
Wintrust Financial	21,500	734,870

		7,579,333

HEALTH CARE — 4.1%
Healthsouth *	25,600	624,640
Natus Medical *	22,111	254,940
Orthofix International NV *	16,500	696,795

		1,576,375

MATERIALS & PROCESSING — 6.3%
AAON	16,314	370,002
Kaydon	19,700	702,305
Kraton Performance Polymers *	18,791	678,355
Sensient Technologies	19,000	705,280

		2,455,942

PRODUCER DURABLES — 15.3%
AO Smith	17,850	740,240
Esterline Technologies *	4,990	381,086
Genesee & Wyoming, Cl A *	6,300	346,752
Hurco *	11,700	344,214
Landstar System	15,200	681,720
Layne Christensen *	22,100	647,751
Moog, Cl A *	18,000	737,100
Saia *	40,900	616,363
TAL International Group	22,100	683,774
Teledyne Technologies *	7,700	417,571
TMS International, Cl A *	25,400	314,452

		5,911,023

REAL ESTATE INVESTMENT TRUSTS — 7.0%
Coresite Realty	41,480	698,523
DCT Industrial Trust	129,900	704,058
Healthcare Realty Trust	15,900	311,640
Potlatch	20,200	671,044
Washington Real Estate Investment Trust	10,800	345,816

		2,731,081

TECHNOLOGY — 8.2%
Benchmark Electronics *	32,633	478,073
Heartland Payment Systems	38,159	802,865
Mantech International, Cl A	15,800	644,640
Pervasive Software *	7,800	57,252
SYNNEX *	23,508	665,747
Veeco Instruments *	12,900	513,291

		3,161,868

UTILITIES — 6.2%
Avista	14,100	355,461
Cleco	20,400	708,288
NorthWestern	21,600	691,632
Portland General Electric	27,800	688,884

		2,444,265

Total Common Stock (Cost $31,436,740)		33,825,991

THE ADVISORS’ INNER CIRCLE FUND	WHG SMALLCAP VALUE FUND
JULY 31, 2011 (Unaudited)
SHORT-TERM INVESTMENT — 0.3%

	Shares	Value
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (A) (Cost $147,670)	147,670	$147,670

Total Investments — 87.6% (Cost $31,584,410)†		$33,973,661

Percentages are based upon Net Assets of $38,765,664.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

Cl — Class

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $31,584,410, and the unrealized appreciation and depreciation were $4,128,029 and $(1,738,778), respectively.
As of July 31, 2011, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.
For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
WHG-QH-009-1000

THE ADVISORS’ INNER CIRCLE FUND	WHG DIVIDEND GROWTH FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%

	Shares	Value
CONSUMER DISCRETIONARY — 7.9%
Hasbro	33,200	$1,313,392
Kohl’s	29,600	1,619,416
Lowe’s	50,000	1,079,000
Wal-Mart Stores	30,000	1,581,300

		5,593,108

CONSUMER STAPLES — 14.1%
Colgate-Palmolive	18,300	1,544,154
CVS Caremark	45,000	1,635,750
McCormick	31,300	1,522,745
PepsiCo	25,000	1,601,000
Procter & Gamble	33,000	2,029,170
Unilever, Cl NY Shares	47,800	1,552,544

		9,885,363

ENERGY — 10.6%
Chevron	15,000	1,560,300
ConocoPhillips	26,000	1,871,740
Devon Energy	8,000	629,600
Ensco ADR	14,000	745,500
Exxon Mobil	25,000	1,994,750
Kinder Morgan *	9,109	—
Noble	17,000	626,790

		7,428,680

FINANCIAL SERVICES — 21.1%
ACE	25,000	1,674,500
Allied World Assurance Holdings	24,800	1,350,360
Aspen Insurance Holdings	42,500	1,100,750
Bank of New York Mellon	44,600	1,119,906
Berkshire Hathaway, Cl B *	19,500	1,446,315
Endurance Specialty Holdings	30,000	1,222,200
Franklin Resources	12,000	1,523,520
RenaissanceRe Holdings	22,900	1,593,611
T. Rowe Price Group	12,700	721,360
US Bancorp	57,600	1,501,056
Western Union	76,000	1,475,160

		14,728,738

HEALTH CARE — 14.2%
Abbott Laboratories	38,300	1,965,556
Becton Dickinson	24,000	2,006,640
Johnson & Johnson	36,000	2,332,440
Merck	18,921	645,774
Pfizer	76,900	1,479,556
UnitedHealth Group	15,980	793,087
WellPoint	10,400	702,520

		9,925,573

MATERIALS — 2.4%
Compass Minerals International	21,250	1,673,225

PRODUCER DURABLES — 12.3%
Boeing	20,500	1,444,635
General Dynamics	22,000	1,499,080
ITT	20,000	1,066,800
Parker Hannifin	17,000	1,343,340
Raytheon	30,000	1,341,900
United Technologies	22,900	1,897,036

		8,592,791

TECHNOLOGY — 12.3%
Cisco Systems	92,100	1,470,837
Harris	30,000	1,196,100
Hewlett-Packard	18,000	632,880
Intel	83,000	1,853,390
International Business Machines	7,400	1,345,690
Microsoft	49,900	1,367,260
Xerox	75,500	704,415

		8,570,572

UTILITIES — 3.0%
Vodafone Group ADR	75,400	2,118,740

Total Common Stock (Cost $63,391,742)		68,516,790

SHORT-TERM INVESTMENT — 4.2%
Federated Prime Money Market Obligations Fund, 0.090% (A) (Cost $2,968,464)	2,968,464	2,968,464

Total Investments— 102.1% (Cost $66,360,206)		$71,485,254

Percentages are based upon Net Assets of $69,988,060.

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of July 31, 2011.

ADR — American Depositary Receipt

Cl — Class

NY — New York

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $66,360,206, and the unrealized appreciation and depreciation were $7,069,754 and $(1,944,706), respectively.

THE ADVISORS’ INNER CIRCLE FUND	WHG DIVIDEND GROWTH FUND
JULY 31, 2011 (Unaudited)
As of July 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.
WHG-QH-010-0200

THE ADVISORS’ INNER CIRCLE FUND	WHG INCOME OPPORTUNITY FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.4%

	Shares/Face
	Amount	Value
CONSUMER DISCRETIONARY — 2.4%
Time Warner	154,500	$5,432,220
Wal-Mart Stores	101,200	5,334,252

		10,766,472

CONSUMER STAPLES — 4.7%
General Mills	282,298	10,543,830
Philip Morris International	79,200	5,636,664
Sysco	173,500	5,307,365

		21,487,859

ENERGY — 13.6%
Boardwalk Pipeline Partners LP (A)	149,101	4,243,415
Chesapeake Midstream Partners LP (A)	173,500	4,792,070
Chevron	53,500	5,565,070
Eagle Rock Energy Partners (A)	453,010	5,100,893
El Paso Pipeline Partners (A)	161,000	5,663,980
Energy Transfer Equity LP (A)	116,355	4,808,952
Enterprise Products Partners LP (A)	131,841	5,483,267
Exxon Mobil	134,700	10,747,713
Magellan Midstream Partners (A)	93,300	5,506,566
Oiltanking Partners *	47,800	1,140,508
Plains All American Pipeline LP (A)	56,000	3,482,080
Williams Partners LP (A)	84,140	4,695,012

		61,229,526

FINANCIAL SERVICES — 1.1%
Travelers	92,600	5,105,038

HEALTH CARE — 5.8%
Abbott Laboratories	205,000	10,520,600
Bristol-Myers Squibb	194,600	5,577,236
Johnson & Johnson	160,300	10,385,837

		26,483,673

MATERIALS & PROCESSING — 2.4%
EI Du Pont de Nemours	214,000	11,003,880

PRODUCER DURABLES — 4.3%
Automatic Data Processing	86,900	4,474,481
Boeing	71,700	5,052,699
Raytheon	220,900	9,880,857

		19,408,037

REAL ESTATE INVESTMENT TRUSTS — 4.3%
Digital Realty Trust	88,500	5,417,085
Mack-Cali Realty	132,500	4,408,275
Rayonier	68,000	4,382,600
Washington Real Estate Investment Trust	168,300	5,388,966

		19,596,926

TECHNOLOGY — 2.5%
Microchip Technology	172,200	5,811,750
Microsoft	205,100	5,619,740

		11,431,490

UTILITIES — 8.3%
American Electric Power	141,200	5,204,632
AT&T	173,900	5,088,314
Nextera Energy	95,200	5,259,800
Southern	269,600	10,659,984
Vodafone Group ADR	218,800	6,148,280
Xcel Energy	219,900	5,277,600

		37,638,610

Total Common Stock (Cost $205,993,478)		224,151,511

PREFERRED STOCK — 17.5%
CONSUMER DISCRETIONARY — 3.5%
Comcast, Ser B, 7.000%	414,967	10,536,012
General Motors, Ser B, 4.750%	115,600	5,341,876

		15,877,888

FINANCIAL SERVICES — 9.1%
Bank of America, Ser D, 6.204%	467,810	10,310,532
Citigroup, 7.500%	85,584	9,598,246
Hartford Financial Services Group, Ser F, 7.250%	219,700	5,228,860
JPMorgan Chase Capital XXVIII, 7.200%	415,800	10,623,690
MetLife, 5.000%	69,500	5,416,830

		41,178,158

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Public Storage, Ser M, 6.625%	417,592	10,611,013

UTILITIES — 2.5%
Dominion Resources, Ser A, 8.375%	195,638	5,491,558
Nextera Energy Capital, Ser E, 7.450%	200,599	5,221,592
PPL, 8.750%	15,000	804,600

		11,517,750

Total Preferred Stock (Cost $80,547,180)		79,184,809

CORPORATE OBLIGATIONS — 8.9%
CONSUMER STAPLES — 0.3%
Philip Morris International 6.875%, 03/17/14	$1,100,000	1,265,976

THE ADVISORS’ INNER CIRCLE FUND	WHG INCOME OPPORTUNITY FUND
JULY 31, 2011 (Unaudited)
CORPORATE OBLIGATIONS — continued

	Face
	Amount/Shares	Value
ENERGY — 1.3%
Anadarko Petroleum
5.950%, 09/15/16	$2,750,000	$3,170,379
BHP Billiton Finance USA
5.500%, 04/01/14	1,250,000	1,402,605
Marathon Oil
5.900%, 03/15/18	1,000,000	1,158,331

		5,731,315

FINANCIAL SERVICES — 2.8%
Bank of America MTN
5.650%, 05/01/18	1,550,000	1,640,295
Barclays Bank, Ser 1
5.000%, 09/22/16	4,350,000	4,697,004
Citigroup
6.375%, 08/12/14	2,250,000	2,505,262
JPMorgan Chase
6.300%, 04/23/19	3,500,000	4,029,263

		12,871,824

PRODUCER DURABLES — 1.0%
Boeing
6.000%, 03/15/19	2,000,000	2,390,276
CSX
6.250%, 04/01/15	2,000,000	2,317,146

		4,707,422

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Vornado Realty
4.250%, 04/01/15	2,750,000	2,889,144

TECHNOLOGY — 1.8%
Arrow Electronics
6.000%, 04/01/20	2,500,000	2,737,625
Koninklijke Philips Electronics
4.625%, 03/11/13	3,200,000	3,377,731
Oracle
4.950%, 04/15/13	1,700,000	1,822,881

		7,938,237

UTILITIES — 1.1%
AT&T
6.700%, 11/15/13	1,100,000	1,232,810
Sempra Energy
2.000%, 03/15/14	3,500,000	3,553,753

		4,786,563

Total Corporate Obligations (Cost $37,427,891)		40,190,481

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bond
3.375%, 11/15/19	4,250,000	4,551,486

U.S. Treasury Inflationary Protection Securities
2.500%, 07/15/16	1,958,075	2,283,605
2.125%, 01/15/19	6,209,573	7,257,923
1.375%, 07/15/18	6,339,674	7,076,661
1.375%, 01/15/20	4,963,465	5,499,365

		22,117,554

U.S. Treasury Notes
3.375%, 11/30/12	1,500,000	1,561,289
3.250%, 05/31/16	2,250,000	2,458,652

		4,019,941

Total U.S. Treasury Obligations (Cost $28,357,482)		30,688,981

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
FHLMC
5.500%, 07/18/16	2,250,000	2,658,125
3.750%, 03/27/19	6,000,000	6,498,276
2.125%, 03/23/12	2,700,000	2,730,642

		11,887,043

FNMA
5.375%, 06/12/17	2,750,000	3,254,746
4.375%, 09/15/12	4,050,000	4,231,562
2.625%, 11/20/14	5,000,000	5,277,485

		12,763,793

Total U.S. Government Agency Obligations (Cost $23,693,777)		24,650,836

SHORT-TERM INVESTMENT — 12.8%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (B) (Cost $58,043,714)	58,043,714	58,043,714

Total Investments — 100.8% (Cost $434,063,522)†		$456,910,332

Percentages are based upon Net Assets of $453,356,640.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnership. At July 31, 2011, these securities amounted to $43,776,235 or 9.7% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2011.

ADR — American Depositary Receipt

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $434,063,522, and the unrealized appreciation and depreciation were $28,638,273 and $(5,791,463), respectively.

THE ADVISORS’ INNER CIRCLE FUND	WHG INCOME OPPORTUNITY FUND
JULY 31, 2011 (Unaudited)
The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$224,151,511	$—	$—	$224,151,511
Preferred Stock	79,184,809	—	—	79,184,809
Corporate Obligations	—	40,190,481	—	40,190,481
U.S. Treasury Obligations	—	30,688,981	—	30,688,981
U.S. Government Agency Obligations	—	24,650,836	—	24,650,836
Short-Term Investment	58,043,714	—	—	58,043,714

Total Investments in Securities	$361,380,034	$95,530,298	$—	$456,910,332

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
WHG-QH-005-0900

THE ADVISORS’ INNER CIRCLE FUND	WHG BALANCED FUND
JULY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 56.7%

	Shares/Face
	Amount	Value
CONSUMER DISCRETIONARY — 5.2%
CBS, Cl B	2,400	$65,688
Comcast, Cl A	5,300	127,306
General Motors Company *	4,000	110,720
Wal-Mart Stores	2,300	121,233
Walt Disney	3,100	119,722

		544,669

CONSUMER STAPLES — 3.1%
CVS Caremark	3,800	138,130
Philip Morris International	1,800	128,106
Sysco	1,800	55,062

		321,298

ENERGY — 8.5%
Anadarko Petroleum	1,700	140,352
Apache	1,100	136,092
Chevron	1,200	124,824
EQT	2,100	133,308
Exxon Mobil	1,500	119,685
Newfield Exploration *	1,800	121,356
Occidental Petroleum	1,200	117,816

		893,433

FINANCIAL SERVICES — 12.3%
ACE	2,000	133,960
AFLAC	2,700	124,362
Allstate	1,900	52,668
Ameriprise Financial	1,000	54,100
Bank of America	12,200	118,462
CIT Group *	1,500	59,610
Franklin Resources	1,200	152,352
JPMorgan Chase	4,500	182,025
MetLife	4,300	177,203
Travelers	1,100	60,643
Wells Fargo	6,500	181,610

		1,296,995

HEALTH CARE — 8.0%
Abbott Laboratories	2,300	118,036
Bristol-Myers Squibb	2,400	68,784
Covidien	2,300	116,817
Johnson & Johnson	2,700	174,933
Merck	1,500	51,195
Pfizer	9,500	182,780
Teva Pharmaceutical Industries ADR	2,700	125,928

		838,473

MATERIALS & PROCESSING — 2.4%
Dow Chemical	3,600	125,532
EI Du Pont de Nemours	2,400	123,408

		248,940

PRODUCER DURABLES — 6.3%
Boeing	1,800	126,846
Deere	800	62,808
General Dynamics	800	54,512
Honeywell International	2,100	111,510
ITT	2,200	117,348
Raytheon	1,200	53,676
Union Pacific	1,300	133,224

		659,924

TECHNOLOGY — 5.7%
Corning	3,400	54,094
Dell *	7,700	125,048
Intel	5,300	118,349
International Business Machines	300	54,555
Microsoft	4,800	131,520
TE Connectivity	3,600	123,948

		607,514

UTILITIES — 5.2%
American Electric Power	3,400	125,324
AT&T	6,200	181,412
Dominion Resources	2,800	135,660
Sempra Energy	2,300	116,587

		558,983

Total Common Stock (Cost $4,942,210)		5,970,229

CORPORATE OBLIGATIONS — 13.9%
ENERGY — 4.0%
Apache
5.250%, 04/15/13	$75,000	80,669
BHP Billiton Finance USA
5.500%, 04/01/14	75,000	84,156
General Electric
5.000%, 02/01/13	75,000	79,509
Marathon Oil
5.900%, 03/15/18	75,000	86,875
XTO Energy
6.500%, 12/15/18	75,000	93,559

		424,768

FINANCIAL SERVICES — 4.2%
Ace INA Holdings
5.600%, 05/15/15	100,000	110,594
Barclays Bank, Ser 1
5.000%, 09/22/16	50,000	53,989

THE ADVISORS’ INNER CIRCLE FUND	WHG BALANCED FUND
JULY 31, 2011 (Unaudited)
CORPORATE OBLIGATIONS — continued

	Face
	Amount/Shares	Value
FINANCIAL SERVICES (continued)
Berkshire Hathaway
5.125%, 09/15/12	$75,000	$78,837
Citigroup MTN
5.500%, 10/15/14	75,000	81,778
JPMorgan Chase
6.300%, 04/23/19	100,000	115,122

		440,320

PRODUCER DURABLES — 0.8%
Burlington Northern Santa Fe
5.650%, 05/01/17	75,000	86,709

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Vornado Realty
4.250%, 04/01/15	50,000	52,530

TECHNOLOGY — 2.5%
Koninklijke Philips Electronics
4.625%, 03/11/13	75,000	79,166
Oracle
4.950%, 04/15/13	100,000	107,228
Vodafone Group
4.150%, 06/10/14	75,000	80,966

		267,360

UTILITIES — 1.8%
AT&T
6.700%, 11/15/13	50,000	56,037
Sempra Energy
2.000%, 03/15/14	75,000	76,152
Southern
4.150%, 05/15/14	50,000	53,811

		186,000

Total Corporate Obligations (Cost $1,353,073)		1,457,687

U.S. TREASURY OBLIGATIONS — 12.7%
U.S. Treasury Bill
0.136%, 04/05/12(A)	125,000	124,849

U.S. Treasury Bond
3.375%, 11/15/19	100,000	107,094

U.S. Treasury Inflationary Protection Securities
2.500%, 07/15/16	83,918	97,869
2.125%, 01/15/19	78,935	92,262
1.375%, 07/15/18	104,788	116,970
1.375%, 01/15/20	104,494	115,776

		422,877

U.S. Treasury Notes
5.125%, 05/15/16	105,000	123,949
4.000%, 02/15/15	110,000	122,513
3.625%, 08/15/19	100,000	109,289
3.375%, 11/30/12	125,000	130,107
0.750%, 08/15/13	100,000	100,742
0.625%, 07/31/12	100,000	100,332

		686,932

Total U.S. Treasury Obligations (Cost $1,238,923)		1,341,752

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.1%
FHLMC
5.250%, 04/18/16	100,000	116,684
5.125%, 07/15/12	100,000	104,644
3.750%, 03/27/19	150,000	162,457
2.125%, 03/23/12	100,000	101,135

		484,920

FNMA
5.375%, 06/12/17	200,000	219,850
5.000%, 04/15/15	60,000	68,532
4.375%, 09/15/12	275,000	289,696
2.625%, 11/20/14	100,000	105,550

		683,628

Total U.S. Government Agency Obligations (Cost $1,115,462)		1,168,548

SHORT-TERM INVESTMENT — 5.5%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (B) (Cost $577,964)	577,964	577,964

Total Investments— 99.9% (Cost $9,227,632)†		$10,516,180

Percentages are based upon Net Assets of $10,528,110.

*	Non-income producing security.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	The rate reported is the 7-day effective yield as of July 31, 2011.

ADR — American Depositary Receipt

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $9,227,632, and the unrealized appreciation and depreciation were $1,450,835 and $(162,287), respectively.

THE ADVISORS’ INNER CIRCLE FUND	WHG BALANCED FUND
JULY 31, 2011 (Unaudited)
The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$5,970,229	$—	$—	$5,970,229
Corporate Obligations	—	1,457,687	—	1,457,687
U.S. Treasury Obligations	—	1,341,752	—	1,341,752
U.S. Government Agency Obligations	—	1,168,548	—	1,168,548
Short-Term Investment	577,964	—	—	577,964

Total Investments in Securities	$6,548,193	$3,967,987	$—	$10,516,180

For the period ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 securities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
WHG-QH-008-0900

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President
Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO
Date: September 28, 2011